                                                       -------------------------
                                                               OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                                                       Estimated average burden
                                                       hours per response......1
                                                       -------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

         -----------------------------------------------------------------------
1.       Name and address of issuer:
                                              Zweig Series Trust
                                              900 Third Avenue - 31st Floor
                                              New York, NY 10022


         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [ X ]


         -----------------------------------------------------------------------
3.       Investment Company Act File Number:  811-8114


         Securities Act File Number:  2-93538


         -----------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

                                              December 31, 1997

         -----------------------------------------------------------------------
4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


         -----------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


         -----------------------------------------------------------------------

      ------------------------------------------------------------------------
5.    Calculation of registration fee:

      (i)     Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                      $852,160,407
                                                                  ------------
      (ii)    Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                       $925,151,104
                                                      -----------
      (iii)   Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:        $     --
                                                     ------------
      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                      -$925,151,104
                                                                  ------------
      (v)     Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                    $  ---
                                                                  ------------
      -----------------------------------------------------------
      (vi)    Redemption credits available for use   $(72,990,697)
              in future years -- if Item 5(i) is     -------------
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

      -----------------------------------------------------------
      (vii)   Multiplier for determining registration
              fee.  (See Instruction C.9):                        x   ---
                                                                  ------------
      (viii)  Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if no
              fee is due):                                       =$    0
                                                                  ============
      -----------------------------------------------------------------------
6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2] then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

      -----------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$
                                                                   ---------
       ----------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$
                                                                   ---------
       ----------------------------------------------------------------------
9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                            [  ]   Wire Transfer
                            [  ]   Mail or other means

       ----------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Alfred J. Ratcliffe
                           -----------------------------------------
                           Alfred J. Ratcliffe, First Vice President
                             and Treasurer
                           -----------------------------------------

Date March 24, 1998
    ----------------------

  *Please print the name and title of the signing officer below the signature.